Basis of presentation and statement of compliance - Disclosure of effect of changes in foreign exchange rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.0930	1.0821	1.0824
Closing rate (€1 equals to USD)	1.1720	1.0705	1.0389